Investment Objectives and Goals	Nov. 10, 2026
CWP Premium Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CWP PREMIUM GROWTH ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The CWP Premium Growth ETF (the “Premium Growth ETF” or the “Fund”) seeks to provide current income through covered call premiums.
Objective, Secondary [Text Block]	A secondary investment objective of the Fund is to provide the opportunity for long-term capital appreciation.
CWP Premium Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – CWP PREMIUM DIVIDEND ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The CWP Premium Dividend ETF (the “Premium Dividend ETF” or the “Fund”) seeks to provide current income through a combination of dividends and covered call premiums.